Cover	Jun. 23, 2025
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 23, 2025
Entity File Number	001-40730
Entity Registrant Name	DRAGONFLY ENERGY HOLDINGS CORP.
Entity Central Index Key	0001847986
Entity Tax Identification Number	85-1873463
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	12915 Old Virginia Road
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89521
City Area Code	(775)
Local Phone Number	622-3448
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	DFLI
Security Exchange Name	NASDAQ
Redeemable warrants, exercisable for common stock
Entity Addresses [Line Items]
Title of 12(b) Security	Redeemable warrants, exercisable for common stock
Trading Symbol	DFLIW
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1190 Trademark Drive #108
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89521